Discontinued Operations and Non-Current Asset Classified as Held For Sale - Summary of Non-current Assets and Liabilities Held for Sale (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	S/ 801,140	S/ 626,180	S/ 606,950
Trade accounts receivables, net	1,007,828	1,515,673
Inventories, net	514,047	770,711
Other accounts receivable	588,451	765,445
Total assets	7,430,396	8,667,670
Liabilities
Other accounts payable	632,669	848,500
Deferred income tax liabilities	75,347	72,472
Total liabilities	4,940,465	S/ 6,078,592
Adexus S.A. [member] | Non-current assets held for sale [member]
Assets
Cash and cash equivalents	6,074
Trade accounts receivables, net	157,351
Inventories, net	3,999
Other accounts receivable	80,374
Total assets	247,798
Liabilities
Other accounts payable	71,810
Accounts payable	148,817
Deferred income tax liabilities	5,201
Total liabilities	225,828
Total net assets	S/ 21,970